                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153

Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.




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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $40,381
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 1999

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS       NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------      --------       ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


Washington Post B      COM         939640108     1668     3,000    SH         SOLE         1          3,000   0    0
Central Newspapers     COM         154647107      394    10,000    SH         SOLE         1         10,000   0    0
Ticketmaster
  Online-Citysearch B  COM         88633P203      384    10,000    SH         SOLE         1         10,000   0    0
Vodafone Airtouch
  plc ADR              COM         92857T107      495    10,000    SH         SOLE         1         10,000   0    0
Knight Ridder          COM         499040103      774    13,000    SH         SOLE         1         13,000   0    0
Arch Comm              COM         039381504       99    15,000    SH         SOLE         1         15,000   0    0
Cablevision Systems A  COM         12686C109     1133    15,000    SH         SOLE         1         15,000   0    0
Saga Comm              COM         786598102      354    17,500    SH         SOLE         1         17,500   0    0
Millicom Int'l         COM         L6388F102     1248    20,000    SH         SOLE         1         20,000   0    0
Disney Walt Co         COM         254687106      585    20,000    SH         SOLE         1         20,000   0    0
Primedia Inc.          COM         74157K101      330    20,000    SH         SOLE         1         20,000   0    0
SBC Comm               COM         78387G103      975    20,000    SH         SOLE         1         20,000   0    0
Seagram                COM         811850106      895    20,000    SH         SOLE         1         20,000   0    0
Emmis Comm             COM         291525103     2617    21,000    SH         SOLE         1         21,000   0    0
RR Donnelley           COM         257867101      620    25,000    SH         SOLE         1         25,000   0    0
Univision Comm         COM         914906102     2555    25,000    SH         SOLE         1         25,000   0    0
Rogers Comm B          COM         775109200      743    30,000    SH         SOLE         1         30,000   0    0
Salem Comm A           COM         794093104      679    30,000    SH         SOLE         1         30,000   0    0
Telewest Comm          COM         87956P105     2101    38,019    SH         SOLE         1         38,019   0    0
Hollinger Intl         COM         435569108      518    40,000    SH         SOLE         1         40,000   0    0
SFX Entertainment A    COM         784178105     1448    40,000    SH         SOLE         1         40,000   0    0
News Corp.             COM         652487802     1505    45,000    SH         SOLE         1         45,000   0    0
Jones Intercable A     COM         480206200     3188    46,000    SH         SOLE         1         46,000   0    0
Adelphia Comm          COM         006848105     3173    48,355    SH         SOLE         1         48,355   0    0
AH Belo                COM         080555105     1144    60,000    SH         SOLE         1         60,000   0    0
Fox Entertainment      COM         35138T107     1496    60,000    SH         SOLE         1         60,000   0    0
Granite Broadcasting   COM         387241102      911    90,000    SH         SOLE         1         90,000   0    0
AT & T Liberty Media A COM         001957208     7674   135,071    SH         SOLE         1        135,071   0    0
Video Services         COM         92656U107      677   150,500    SH         SOLE         1        150,500   0    0
                                              $40,381
                                          [thousands]





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